Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

4.  DERIVATIVE FINANCIAL INSTRUMENTS

The Company seeks to hedge a portion of its future corn and natural gas purchases to the extent considered necessary for minimizing risk from market price fluctuations.  However, as of December 31, 2011 and 2010, the Company had no open derivative positions for corn to hedge its forward corn commitments and no open derivative positions for natural gas.  .

The following table provides details regarding the approximate losses from the Company's derivative financial instruments in the statement of operations for the years ended December 31, 2011 and 2010, none of which are designated as hedging instruments.

	Derivatives not	Location of Loss	Amount of Loss
	Designated as Hedging	Recognized in	Recognized in
Year	Instruments	Income	Income
2010 2011	Commodity contracts Commodity contracts	Cost of goods sold Cost of goods sold	$(73,465) (335,630)